Cover	Dec. 03, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 03, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-39877
Entity Registrant Name	BuzzFeed, Inc.
Entity Central Index Key	0001828972
Entity Tax Identification Number	85-3022075
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	111 East 18th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	431-7464
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	890 5th Avenue Partners, Inc.
Class A Common Stock, $0.0001 par value per share
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	BZFD
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	BZFDW
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	14 Elm Place
Entity Address, Address Line Two	Suite 206
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580